        As filed with the Securities and Exchange Commission on November 9, 2007

                                                       Registration No. 33-46217
                                                                        811-6584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 27



                                     and/or



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 29


       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         (formerly, The Manufacturers Life Insurance Company of New York
                               Separate Account A)
                           (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)


                            Thomas J. Loftus, Esquire


                 John Hancock Life Insurance Company of New York
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                                 Suite 300 West
                               1300 I Street, N.W.
                           Washington, D.C. 20005-3306

It is proposed that this filing will become effective:


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485



[ ]  on __________ pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on  ______ pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

      SUPPLEMENT DATED NOVEMBER 12, 2007 TO PROSPECTUSES DATED MAY 1, 2007

This Supplement is intended to supplement prospectuses dated May 1, 2007 for VENTURE(R) VARIABLE ANNUITY, VENTURE(R) VANTAGE VARIABLE ANNUITY, VENTURE(R) III VARIABLE ANNUITY, VENTURE(R) VISION VARIABLE ANNUITY, AND VENTURE(R) STRATEGY Contracts issued before May 1, 2007 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Contracts").

You should read this Supplement together with the prospectus for the Contract you purchase and the Funds' prospectus, and retain all documents for future reference. If you would like another copy of either prospectus, please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

MERGER OF SPECIAL VALUE TRUST INTO SMALL CAP VALUE TRUST

Effective after the close of business on November 9, 2007, Special Value Trust, an underlying Fund of the John Hancock Trust, merged into Small Cap Value Trust, another underlying Fund of the John Hancock Trust.

As a result, after that date, any Contract Value you invested in Special Value Trust will be invested in the Variable Investment Option corresponding to the Small Cap Value Trust, and you will not be able to allocate Contract Value or any Purchase Payments to a Variable Investment Option corresponding to the Special Value Trust. Therefore, you should disregard any reference in the Contract Prospectuses to the Special Value Trust except for the disclosure in "Appendix U: Accumulation Unit Value Tables," which is historical in nature.

You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF THE FUND'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE OFFICE AT 1-800-344-1029 OR IN NEW YORK STATE AT 1-800-551-2078. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                                                                       333-71072
                                                                       333-70728
                                                                       333-70730
                                                                       333-70850
                                                                       333-71074
                                                                       333-70864
                                                                       033-79112
                                                                       033-46217
                                                                       333-83558
                                                                       333-61283

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

      SUPPLEMENT DATED NOVEMBER 12, 2007 TO PROSPECTUSES DATED MAY 1, 2007

                     New Variable Annuity Investment Options


This Supplement describes two new Funds in the John Hancock Trust - American Fundamental Holdings Trust and American Global Diversification Trust - that are now available as Investment Options to your Contract. The new Investment Options are also available if you have purchased a guaranteed minimum withdrawal benefit Rider under your Contract.

This Supplement is intended to supplement prospectuses dated May 1, 2007 for VENTURE(R) VARIABLE ANNUITY (except VEN 1), VENTURE(R) VANTAGE VARIABLE ANNUITY, VENTURE(R) III VARIABLE ANNUITY, VENTURE(R) VISION VARIABLE ANNUITY and VENTURE(R) STRATEGY VARIABLE ANNUITY Contracts (the "Contracts") issued prior to May 1, 2007 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.


--------------------------------------------------------------------------------
You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus"), including the prospectus supplement dated October 1, 2007 entitled "Principal Returns Rider" (the "Principal Returns Rider supplement") and, if applicable, the prospectus supplement dated November 5, 2007 for all listed contracts except Venture(R) Strategy Variable Annuity Contracts entitled "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders", and retain all documents for future reference. If you would like another copy of the annuity prospectus, including the Principal Returns Rider supplement, please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.
--------------------------------------------------------------------------------


AMERICAN FUNDAMENTAL HOLDINGS TRUST AND AMERICAN GLOBAL DIVERSIFICATION TRUST
We revise the information in the list of Investment Options on the front page of the Prospectus to include the American Fundamental Holdings Trust and the American Global Diversification Trust as follows. We show the Fund's manager (i.e., subadviser) in bold above the name of the Fund:


                      -------------------------------------
                      MFC GLOBAL INVESTMENT MANAGEMENT
                      (U.S.A.) LIMITED
                      -------------------------------------
                      American Fundamental Holdings Trust
                      American Global Diversification Trust
                      -------------------------------------


We revise disclosure of the prospectus section entitled "Fee Tables" to include information on the American Fundamental Holdings Trust and the American Global Diversification Trust as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                                         ACQUIRED         TOTAL      CONTRACTUAL       NET
                                     MANAGEMENT   12b-1      OTHER     FUND FEES AND    OPERATING      EXPENSE      OPERATING
                                        FEES      FEES    EXPENSES(1)    EXPENSES      EXPENSES(2)  REIMBURSEMENT   EXPENSES
------------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK TRUST (SERIES II):
------------------------------------------------------------------------------------------------------------------------------
American Fundamental Holdings *         0.05%     0.75%     0.04%          0.40%          1.24%          0.05%        1.19%
------------------------------------------------------------------------------------------------------------------------------
American Global Diversification*        0.05%     0.75%     0.04%          0.63%          1.47%          0.05%        1.42%
------------------------------------------------------------------------------------------------------------------------------


*(numbered sequentially in the Prospectus) The management fee of 0.05% of average annual net assets is being waived until November 1, 2008. This waiver may be terminated any time after November 1, 2008.

We revise disclosure in the prospectus section entitled "The Funds" to include information on the American Fundamental Holdings Trust and the American Global Diversification Trust as follows:

Funds-of-Funds and Master-Feeder Funds
Each of the John Hancock Trust's American Fundamental Holdings, American Global Diversification, Index Allocation, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for that Fund, including expenses and associated investment risks.

We revise disclosure in the prospectus section entitled "The Funds" to include information on the American Fundamental Holdings Trust and the American Global Diversification Trust as follows:


                               JOHN HANCOCK TRUST
  We show the Fund's manager (i.e., subadviser) in bold above the name of the
            Fund and we list the Funds alphabetically by subadviser.
   The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (See Optional Benefits).

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
     American Fundamental     Seeks long-term growth of capital. To do this, the
     Holdings Trust           Fund invests primarily in four Underlying Funds of
                              the American Funds Insurance Series: Bond Fund,
                              Growth Fund, Growth-Income Fund, and International
                              Fund. The Fund is permitted to invest in six other
                              Underlying Funds of the American Funds Insurance
                              Series as well as other Underlying Funds, each of
                              which is described in the Fund prospectus.
     American Global          Seeks long-term growth of capital. To do this, the
     Diversification          Fund invests primarily in five Underlying Funds of
                              the American Funds Insurance Series: Bond Fund,
                              Global Growth Fund, Global Small Capitalization
                              Fund, High-Income Bond Fund, and New World Fund.
                              The Fund is permitted to invest in five other
                              Underlying Funds of the American Funds Insurance
                              Series as well as other Underlying Funds, each of which is described in the Fund prospectus.

The Investment Options that invest in the American Fundamental Holdings Trust and the American Global Diversification Trust are eligible as Investment Options under the guaranteed minimum withdrawal benefit Riders offered with your Contract. We revise disclosure in the prospectus section entitled "Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders" to include additional information on the American Fundamental Holdings Trust and the American Global Diversification Trust as follows:

Available Individual Investment Options
If you purchase a Contract with any of our currently offered guaranteed minimum withdrawal benefit Riders, we restrict the individual Investment Options to which you may allocate your Contract Value. These Investment Options invest in the following Funds:

     [listed Funds, now including:]

         -    American Fundamental Holdings Trust
         -    American Global Diversification Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market or any available DCA Fixed Investment Option in connection with your selected Investment Options.

YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER AT 1-800-344-1029 OR IN NEW YORK STATE AT-1-800-551-2078. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

                       SUPPLEMENT DATED NOVEMBER 12, 2007





                                                     333-71072      033-79112
                                                     333-70728      033-46217
                                                     333-70730      333-83558
                                                     333-70850      333-61283
                                                     333-71074
                                                     333-70864

                                    VERSION A
                           (Venture Variable Annuity)
                                (prior contracts)



     (Incorporated by reference to File No. 033-46217, filed on May 1, 2007)

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION


     (Incorporated by reference to File No. 033-46217, filed on May 1, 2007)

                            PART C OTHER INFORMATION


Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE                        OLD NAME                                                 NEW NAME
--------------                        --------                                                 --------
October 1, 1997      FNAL Variable Account                         The Manufacturers Life Insurance Company of New York Separate
                                                                   Account A
October 1, 1997      First North American Life Assurance Company   The Manufacturers Life Insurance Company of New York
November 1, 1997     NAWL Holding Co., Inc.                        Manulife-Wood Logan Holding Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.                   Manulife Wood Logan, Inc
January 1, 2005      The  Manufacturers Life Insurance Company     John Hancock Life Insurance Company of New York Separate
                     of New York Separate Account A                Account A
January 1, 2005      The Manufacturers Life Insurance Company      John Hancock Life Insurance Company of New York Separate
                     of New York                                   Account A.
January 1, 2005      Manulife Financial Securities LLC             John Hancock Distributors LLC
January 1, 2005      Manufacturers Securities Services LLC         John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC ("MSSLLC") succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements


          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A (Part B of the registration statement). (Including Part B of the Registrant's Form N-4 incorporated by reference herein) filed on May 1, 2007.



          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York (Part B of the registration statement). (Including Part B of the Registrant's Form N-4 incorporated by reference herein) filed on May 1, 2007.


     (b)  Exhibits

     (1) (a) Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account - incorporated by reference to Exhibit (b)(1)(a) to Form N-4, File No. 33-46217 filed February 25, 1998.

          (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit (b)(1)(b) to Form N-4, File No. 33-46217 filed February 25, 1998.

          (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - incorporated by reference to Exhibit (b)(1)(c) to Form N-4, File No. 33-46217 filed February 25, 1998.

     (2) Agreements for custody of securities and similar investments - Not Applicable.

     (3) (a) Form of Underwriting and Distribution Agreement-Incorporated by reference to Exhibit (b) (2) to post-effective amendment no. 12 to this registration statement filed March 1, 2002
               ("Post-Effective Amendment no. 12")

          (b) Form of Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - incorporated by reference to Exhibit (3)(b) to Post-Effective Amendment no. 12.

     (4)  (a)  (i)  Form of Specimen Flexible Purchase Payment Individual
                    Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v24) - previously filed as Exhibit
                    (b)(4)(a) to post-effective amendment no. 4 to Registrant's Registration Statement on Form N-4, File No.33-79112, dated March 2, 1998.

               (ii) Form of Specimen Flexible Purchase Payment Individual
                    Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - incorporated by reference to Exhibit (b)(4) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4, File No. 33-46217, dated February 25, 1998.

          (b) (i) Specimen Endorsements to Contract (v24) - (i) ERISA Tax-Sheltered Annuity, (ii) Tax-Sheltered Annuity, (iii) Qualified Plan Endorsement Section 401 Plans, (iv) Simple Individual Retirement Annuity, (v) Unisex Benefits and Payments, (vi) Individual Retirement Annuity - previously filed as Exhibit (b)(4)(b) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1998.

               (ii) Specimen Death Benefit Endorsement (v9) - previously filed as Exhibit (b)(4)(i) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed April 30, 1996.

               (iii) Specimen Death Benefit Endorsement (v9) - previously filed as Exhibit (b)(3)(iii) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 28, 1997.

               (iv) Roth Individual Retirement Annuity Endorsement - previously filed as Exhibit (b)(3)(iv) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1999.

               (v) Payment Enhancement Annuity Endorsement - previously filed as Exhibit (b)(3)(v) to post-effective amendment no.1 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 25, 2001.

     (5)  (a)  (i)  Form of Specimen Application for Flexible Purchase Payment
                    Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v24) - previously filed as Exhibit (b)(5)(a)(i) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

               (ii) Form of Specimen Application for Flexible Purchase Payment
                    Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - previously filed as Exhibit (b)(5) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

     (6)  (a)  (i)  Declaration of Intention and Charter of First North American
                    Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(i) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

               (ii) Certificate of Amendment of the Declaration of Intention and
                    Charter of First North American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

               (iii) Certificate of Amendment of the Declaration of Intention
                    and Charter of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit
                    (b)(6)(a)(iii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

               (iv) Certificate of Amendment of the Declaration of Intention and
                    Charter of John Hancock Life Insurance Company of New York dated as of January 1, 2005- Incorporated by reference to Exhibit (b)(6)(a)(iv) to Form N-4, file number 033-79112, filed May 1, 2007.

               (v) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of August 10, 2006- Incorporated by reference to Exhibit (b)(6)(a)(v) to Form N-4, file number 033-79112, filed May 1, 2007.

          (b) By-laws of John Hancock Life Insurance Company of New York, as amended and restated as of August 10, 2006- Incorporated by reference to Exhibit (b)(6)(b) to Form N-4, file number 033-79112, filed May 1, 2007 .

     (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

     (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

          (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.) - incorporated by reference to Exhibit (8) (a) to Post-Effective Amendment no. 12.

          (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

     (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered (June 28, 1994) - previously filed as Exhibit (b)(9) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.


     (10) Written consent of Ernst & Young LLP, independent registered public accounting firm - Incorporated by reference to Exhibit (b)(10) to post-effective amendment no. 27 to this registration statement, filed May 1, 2007.


     (11) All financial statements omitted from Item 23, Financial Statements - NOT APPLICABLE.

     (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

     (13) Schedules of computations - Incorporated by reference to Exhibit
          (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

     (14) Power of Attorney -James D. Gallagher, Thomas Borshoff, Marc Costantini, Steven A. Finch, Ruth Ann Fleming, William P. Hicks III, Katherine MacMillan, Neil M. Merkl, Lynne Patterson, Bradford J. Race Jr., Diana Scott, Bruce R. Speca, Robert L. Ullmann, - FILED HEREWITH.








Item 25. Directors and Officers of the Depositor.


     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY NEW YORK
                             AS OF SEPTEMBER 6, 2007



NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
James D. Gallagher*                   Chairman, President, Director
Thomas Borshoff*                      Director
Marc Costantini*                      Director
Steven A. Finch*                      Director
Ruth Ann Fleming*                     Director
William P. Hicks III*                 Director
Katherine MacMillan**                 Director, Executive Vice President, Retirement Plan Services
Neil M. Merkel*                       Director
Lynne Patterson**                     Director
Bradford J. Race, Jr.*                Director
Diana Scott*                          Director
Bruce R. Speca*                       Director
Robert L. Ullmann*                    Director
James R. Boyle*                       Executive Vice President, US Insurance
Peter J. Levitt**                     Senior Vice President and Treasurer
Philip Clarkson**                     Vice President, US Taxation
Brian Collins**                       Vice President, US Taxation
Edward Eng*                           Vice President, Product Development, Retirement Plan Services
Robert K. Leach*                      Vice President, Annuity Product Management
Gregory Mack*                         Vice President, Distribution
Hugh McHaffie*                        Executive Vice President, US Wealth Management
Steven McCormick*                     Vice President, Operations, Retirement Plan Services
Krishna Ramdial**                     Vice President, Treasury
Thomas Samoluk*                       Vice President, Government Relations
Yiji Starr*                           Vice President and CFO
Emanuel Alves*                        Secretary and Chief Administrative Officer


*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2006 appears below:

Principal Subsidiaries

The following is a list of the directly and indirectly held major operating subsidiaries of Manulife Financial Corporation.

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   THE MANUFACTURERS LIFE INSURANCE COMPANY                       100 $14,440    Toronto, Canada Leading Canadian-based financial
                                                                                                 services company that offers a
                                                                                                 diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
      Manulife Holdings (Alberta) Limited                         100            Calgary, Canada Holding company
         Manulife Holdings (Delaware) LLC                         100           Delaware, U.S.A. Holding company
            The Manufacturers Investment Corporation              100           Michigan, U.S.A. Holding company
               John Hancock Life Insurance Company                100           Michigan, U.S.A. U.S. based life insurance company
                  (U.S.A.)                                                                       that provides individual life
                                                                                                 insurance, annuities, and group
                                                                                                 pension products in all states in
                                                                                                 the U.S. except New York
                  John Hancock Life Insurance Company of          100           New York, U.S.A. Provides group pension, individual
                     New York                                                                    annuities and life insurance
                                                                                                 products in the State of New York
                  John Hancock Investment Management              95             Massachusetts, Investment advisor
                     Services, LLC                                                               U.S.A.
               Manulife Reinsurance Limited                       100          Hamilton, Bermuda Provides life and financial
                                                                                                 reinsurance
         Manulife Holdings (Bermuda) Limited                      100          Hamilton, Bermuda Holding company
      Manufacturers P&C Limited                                   100               St. Michael, Provides property and casualty and
                                                                                        Barbados financial reinsurance
         Manufacturers Life Reinsurance Limited                   100               St. Michael, Provides life and financial
                                                                                        Barbados reinsurance
         Manulife International Holdings Limited                  100          Hamilton, Bermuda Holding company
            Manulife (International) Limited                      100           Hong Kong, China Life insurance company serving Hong
                                                                                                 Kong and Taiwan
               Manulife-Sinochem Life Insurance Co. Ltd.           51            Shanghai, China Chinese life insurance company
            Manulife Asset Management (Asia) Limited              100               St. Michael, Holding company
                                                                                        Barbados
               Manulife Asset Management (Hong Kong)              100           Hong Kong, China Hong Kong investment management and
                  Limited                                                                        advisory company marketing mutual
                                                                                                 funds
      Manulife Bank of Canada                                     100           Waterloo, Canada Provides integrated banking
                                                                                                 products and service options not
                                                                                                 available from an insurance company
      Manulife Canada Ltd.                                        100           Waterloo, Canada Canadian life insurance company
         FNA Financial Inc.                                       100            Toronto, Canada Holding company
      Elliott & Page Limited                                      100            Toronto, Canada Investment counseling, portfolio
                                                                                                 and mutual fund management in
                                                                                                 Canada
      First North American Insurance Company                      100            Toronto, Canada Canadian property and casualty
                                                                                                 insurance company
      NAL Resources Management Limited                            100            Calgary, Canada Management company for oil and gas
                                                                                                 properties
      Manulife Securities International Ltd.                      100           Waterloo, Canada Mutual fund dealer for Canadian
                                                                                                 operations
      Regional Power Inc.                                        83.5           Montreal, Canada Operator of hydro-electric power
                                                                                                 projects
         MLI Resources Inc.                                       100            Calgary, Canada Holding company for oil and gas
                                                                                                 assets and Japanese operations
      Manulife Life Insurance Company                             100               Tokyo, Japan Japanese life insurance company
      P.T. Asuransi Jiwa Manulife Indonesia                        95                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
         P.T. Manulife Aset Manajemen Indonesia                  95.3                   Jakarta, Indonesian investment management
                                                                                       Indonesia and advisory company marketing
                                                                                                 mutual funds
      The Manufacturers Life Insurance Co. (Phils.), Inc.         100                    Manila, Filipino life insurance company
                                                                                     Philippines
      Manulife (Singapore) Pte. Ltd.                              100                  Singapore Singaporean life insurance company
      Manulife (Vietnam) Limited                                  100          Ho Chi Minh City, Vietnamese life insurance company
                                                                                         Vietnam
      Manulife Insurance (Thailand) Public Company Limited       97.9          Bangkok, Thailand Thai life insurance company
      Manulife Europe Ruckversicherungs-Aktiengesellschaft        100           Cologne, Germany European property and casualty
                                                                                                 reinsurance company
      MFC Global Fund Management (Europe) Limited                 100            London, England Holding company
         MFC Global Fund Investment Management (Europe)           100            London, England Investment management company for
            Limited                                                                              Manulife Financial's international
                                                                                                 funds

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   JOHN HANCOCK HOLDINGS (DELAWARE) LLC                           100 $11,547        Wilmington, Holding company
                                                                                Delaware, U.S.A.
      John Hancock Financial Services, Inc.                       100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Life Insurance Company                      100                    Boston, Leading U.S. based financial
                                                                                  Massachusetts, services company that offers a
                                                                                          U.S.A. diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
            John Hancock Variable Life Insurance Company          100                    Boston, U.S. based life insurance company
                                                                                  Massachusetts, that provides variable and
                                                                                          U.S.A. universal life insurance policies,
                                                                                                 and annuity products in all states
                                                                                                 in the U.S. except New York
            P.T. Asuransi Jiwa John Hancock Indonesia            96.2                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
            Independence Declaration Holdings LLC                 100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
               Declaration Management & Research LLC              100          McLean, Virginia, Provides institutional investment
                                                                                          U.S.A. advisory services
            John Hancock Subsidiaries LLC                         100                Wilmington, Holding company
                                                                                Delaware, U.S.A.
               John Hancock Financial Network, Inc.               100                    Boston, Financial services distribution
                                                                                  Massachusetts, organization
                                                                                           U.S.A
               The Berkeley Financial Group, LLC                  100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                           U.S.A
                  John Hancock Funds LLC                          100                    Boston, Mutual fund company
                                                                                  Massachusetts,
                                                                                           U.S.A
               Hancock Natural Resource Group, Inc.               100                    Boston, Manager of globally diversified
                                                                                  Massachusetts, timberland and agricultural
                                                                                           U.S.A portfolios for public and corporate
                                                                                                 pension plans, high net-worth
                                                                                                 individuals, foundations and
                                                                                                 endowments
      John Hancock International Holdings, Inc.                   100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         Manulife Insurance (Malaysia) Berhad                    45.8              Kuala Lumpur, Malaysian life insurance company
                                                                                        Malaysia
      John Hancock International, Inc.                            100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Tianan Life Insurance Company                50            Shanghai, China Chinese life insurance company

Item 27. Number of Contract Owners.


As of AUGUST 31, 2007, there were 17,971 qualified and 15,059 non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M        Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A     Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B     Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account H         Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account U         Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account V         Principal Underwriter
John Hancock Life Insurance Company Variable Life Account UV           Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account I        Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account JF       Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account S        Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account U        Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account V        Principal Underwriter


(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, Warren Thomson***, and Karen Walsh**) who have authority to act on behalf of JHD LLC..


*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5


***  Principal business office is 197 Clarendon St, Boston, MA 02116


(c)  None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.


a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

     John Hancock Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended



     The Company is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this ninth day of November 2007.


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
    (Depositor)


By: /s/ James D. Gallagher
    ---------------------------------
    James D. Gallagher
    Chairman and President


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


By: /s/ James D. Gallagher
    ---------------------------------
    James D. Gallagher
    Chairman and President

                                   SIGNATURES



     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the ninth day of November 2007.



Signature                                               Title
---------                                               -----


/s/ James D. Gallagher                  Chairman and President
-------------------------------------   (Principal Executive Officer)
James D. Gallagher


/s/ Yiji Starr                          Vice President and CFO
-------------------------------------   (Principal Financial Officer)
Yiji Starr


/s/ Lynne Patterson                     Director and Principal Accounting Officer
-------------------------------------   (Principal Accounting Officer)
Lynne Patterson


       *                                Director
-------------------------------------
Thomas Borshoff


       *                                Director
-------------------------------------
Marc Costantini


       *                                Director
-------------------------------------
Steven A. Finch


       *                                Director
-------------------------------------
Ruth Ann Fleming


       *                                Director
-------------------------------------
William P. Hicks III


       *                                Director
-------------------------------------
Katherine MacMillan


       *                                Director
-------------------------------------
Neil M. Merkl


       *                                Director
-------------------------------------
Bradford J. Race, Jr.


       *                                Director
-------------------------------------
Diana Scott


       *                                Director
-------------------------------------
Bruce R. Speca


       *                                Director
-------------------------------------
Robert L. Ullmann


*/s/ Thomas J. Loftus                   Senior Counsel - Annuities
-------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney

                                  EXHIBIT INDEX



ITEM NO.                                  DESCRIPTION
--------                                  -----------
24.(b)14   Power of Attorney (James D. Gallagher, Thomas Borshoff, Marc Costantini,,
           Steven A. Finch, Ruth Ann Fleming, William P. Hicks III, Katherine
           MacMillan, Neil M. Merkl, Lynne Patterson, Bradford J. Race, Jr., Diana
           Scott, Bruce R. Speca, and Robert Ullmann)